Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income tax expense	$ 11,375	$ (8,695)
Revaluation of income tax	$ 9,200
Income tax rates	26.89%	26.75%
Deductible temporary difference of deferred tax	$ 1,400	$ 1,900